Document and Entity Information	12 Months Ended
Oct. 08, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 08, 2013
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Oct. 08, 2013
Document Effective Date	Oct. 08, 2013
Prospectus Date	Oct. 08, 2013